Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,365,000
Previously Paid Amount	0.00
Total Fee Amount	379.76
Total Offset Amount	0.00
Net Fee	379.76
Narrative - Max Aggregate Offering Price	$ 4,365,000
Final Prospectus	true